Document and Entity Information	9 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	Catalent Pharma Solutions, Inc.
Entity Central Index Key	0001416083
Entity Filer Category	Non-accelerated Filer